Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2013	$21,089
2014	16,505
2015	13,518
2016	8,917
2017	3,007
Thereafter	1,290
Total minimum rental payments	$64,326

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2012	2011	2010
Total rental payments	$23,646	$22,199	$21,777
Less sublease rentals	(103)	(170)	(237)
Net rental expense	$23,543	$22,029	$21,540